Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Apr. 30, 2021	Nov. 30, 2020	Jul. 31, 2020
Related Party Transaction [Line Items]
Preferred stock shares issued	0	0	16,944,484
Quarterly Fee	$ 1,300
Research and Development Expense [Member]
Related Party Transaction [Line Items]
Quarterly Fee	5,200	$ 2,600
Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued					1,410,434
Series C preferred stock [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued				4,296,550
Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued						6,237,500
Related Party [Member] | In Process Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expense due to releted party	1,000	0
Related Party [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Drug Delivery Fee	$ 400	0
Adimab [Member] | Series B Preferred Stock [Member]
Related Party Transaction [Line Items]
Number of shares issued	44,076
Purchase price of shares	$ 2,500
Adimab [Member] | Series C preferred stock [Member]
Related Party Transaction [Line Items]
Number of shares issued	128,064
Purchase price of shares	$ 10,000
Adimab Assignment Agreement [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued						5,000,000
Due To Related Parties	300	600
Due From Related Party	0	0
Adimab Assignment Agreement [Member] | In Process Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expense due to releted party	0	7,500
Adimab Assignment Agreement [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Expense due to releted party	600	1,300
Adimab Assignment Agreement [Member] | Series A Preferred Stock [Member]
Related Party Transaction [Line Items]
Preferred stock shares issued						5,000,000
Preferred Stock Fair Value						$ 40,000
Adimab Collaboration Agreement [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Quarterly Fee	5,200	2,600
Expense due to releted party	1,700	$ 300
Adimab Platform Transfer Agreement [Member] | In Process Research And Development Expense [Member]
Related Party Transaction [Line Items]
Expense due to releted party	3,000
Mithril Group [Member]
Related Party Transaction [Line Items]
Due To Related Parties	0
Mithril Group [Member] | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Expense due to releted party	1,400
PHP Member
Related Party Transaction [Line Items]
Due To Related Parties	800
Due From Related Party	0
PHP Member | Warrant [Member]
Related Party Transaction [Line Items]
Expense due to releted party	17,400
PHP Member | Research and Development Expense [Member]
Related Party Transaction [Line Items]
Expense due to releted party	$ 800